UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Jonathan D. Kreider
President and Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: April 30
Date of reporting period: October 29, 2021

Item 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West Core Strategies: International Equity Fund
(Institutional Class and Investor Class)
Semi-Annual Report
October 29, 2021
On June 5, 2018 the Securities and Exchange Commission (“SEC”) adopted new rule 30e-3 under the Investment Company Act of 1940. Subject to conditions, new rule 30e-3 will provide certain registered investment companies with an optional method to satisfy their obligations to transmit shareholder reports by making such reports and other materials accessible at a website address specified in a notice to investors.
Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.greatwestfunds.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from your financial intermediary electronically by contacting your financial intermediary.
You may elect to receive all future reports in paper free of charge. You can contact (866) 345-5954 or make elections online at www.fundreports.com to let your financial intermediary know you wish to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account.
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Summary of Investments by Sector as of October 29, 2021 (unaudited)
Sector	Percentage of Fund Investments
Consumer, Non-cyclical	22.85%
Financial	19.05
Consumer, Cyclical	14.09
Industrial	13.67
Basic Materials	7.44
Technology	6.61
Communications	6.13
Energy	3.76
Utilities	2.09
Exchange Traded Funds	0.61
Diversified	0.18
Short Term Investments	3.52
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2021 to October 29, 2021).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(05/01/21)	(10/29/21)	(05/01/21 – 10/29/21)
Institutional Class
Actual	$1,000.00	$1,026.30	$3.28
Hypothetical (5% return before expenses)	$1,000.00	$1,021.70	$3.28
Investor Class
Actual	$1,000.00	$1,024.10	$5.05
Hypothetical (5% return before expenses)	$1,000.00	$1,019.90	$5.04
* Expenses are equal to the Fund's annualized expense ratio of 0.65% for the Institutional Class shares and 1.00% for the Investor Class shares, multiplied by the average account value over the period, multiplied by 182/365 days to reflect the one-half year period.
Performance does not include any fees or expenses of IRAs or your financial professional brokerage commissions, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of October 29, 2021 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 7.25%
5,126	Air Liquide SA	$ 855,828
2,063	Akzo Nobel NV	237,074
50,611	Anglo American PLC	1,925,050
4,267	Antofagasta PLC	83,200
7,756	ArcelorMittal SA	262,310
3,665	Arkema SA	501,351
13,600	Asahi Kasei Corp	142,873
9,938	BASF SE	715,276
63,273	BHP Group Ltd	1,737,913
22,852	BHP Group PLC	603,495
61,251	BlueScope Steel Ltd	957,111
20,760	Boliden AB	731,877
1,672	Brenntag SE	159,072
1,142	Chr Hansen Holding A/S	90,863
2,078	Clariant AG	43,747
8,191	Covestro AG(a)	524,542
1,510	Croda International PLC	195,399
76	EMS-Chemie Holding AG	75,386
20,930	Evolution Mining Ltd	56,823
14,769	Evonik Industries AG	478,529
4,960	Evraz PLC	42,117
92,323	Fortescue Metals Group Ltd	962,006
100	Givaudan SA	471,194
108,123	Glencore PLC	540,604
2,200	Hitachi Metals Ltd(b)	41,647
7,939	ICL Group Ltd	68,037
5,400	JFE Holdings Inc	82,514
2,094	Johnson Matthey PLC	78,236
9,300	Kaneka Corp	356,645
1,800	Kansai Paint Co Ltd	41,681
188,000	Kingboard Holdings Ltd	819,268
10,892	Koninklijke DSM NV	2,379,671
919	Lanxess AG	61,925
21,300	Mineral Resources Ltd	626,182
42,800	Mitsubishi Chemical Holdings Corp	354,274
26,100	Mitsubishi Gas Chemical Co Inc	525,295
26,100	Mitsui Chemicals Inc	776,053
5,254	Mondi PLC	131,176
8,843	Newcrest Mining Ltd	165,680
7,600	Nippon Paint Holdings Co Ltd	81,319
1,800	Nippon Sanso Holdings Corp	42,495
7,100	Nippon Soda Co Ltd(b)	213,325
9,200	Nippon Steel Corp	161,301
1,400	Nissan Chemical Corp	77,922
1,500	Nitto Denko Corp	117,210
14,550	Norsk Hydro ASA	106,877
11,958	Northern Star Resources Ltd	82,783
2,222	Novozymes A/S Class B	163,448
7,900	Oji Holdings Corp	39,158
17,716	Rio Tinto Ltd	1,213,768
12,150	Rio Tinto PLC	757,488
3,800	Shin-Etsu Chemical Co Ltd	677,666
2,662	Smurfit Kappa Group PLC	139,533
801	Solvay SA	95,217
51,056	South32 Ltd	137,727
Shares		Fair Value
Basic Materials — (continued)
88,000	St Barbara Ltd	$ 96,764
6,294	Stora Enso OYJ Class R	104,729
16,100	Sumitomo Chemical Co Ltd	79,314
24,100	Sumitomo Forestry Co Ltd	460,333
2,600	Sumitomo Metal Mining Co Ltd	100,860
6,555	Svenska Cellulosa AB SCA Class B	102,422
13,892	Symrise AG	1,921,575
7,000	Tokuyama Corp	119,871
15,000	Toray Industries Inc	93,473
3,100	Tosoh Corp	52,207
19,400	Ube Industries Ltd	361,448
35,132	Umicore SA	2,014,351
5,774	UPM-Kymmene OYJ	203,770
1,381	voestalpine AG	52,452
15,385	Yara International ASA	804,064
		29,576,794
Communications — 5.98%
3,114	Adevinta ASA(b)	51,438
310,000	Ascential PLC(b)	1,710,938
10,459	Auto Trader Group PLC(a)	86,681
9,922	Bollore SA(b)	57,669
456,976	BT Group PLC(b)	867,864
91,400	CyberAgent Inc	1,531,457
1,753	Delivery Hero SE(a)(b)	218,644
2,400	Dentsu Group Inc	87,705
63,962	Deutsche Telekom AG	1,189,514
1,539	Elisa OYJ	92,879
25,400	Freenet AG(b)	654,185
2,400	Hakuhodo DY Holdings Inc	39,129
200	Hikari Tsushin Inc	30,831
44,000	HKT Trust & HKT Ltd	59,709
16,264	Informa PLC(b)	115,657
8,100	IPSOS	379,628
1,941	Just Eat Takeaway.com NV(a)(b)	139,433
1,400	Kakaku.com Inc	46,459
64,900	KDDI Corp	1,984,642
36,379	Koninklijke KPN NV	108,698
4,800	M3 Inc(b)	282,866
960	MercadoLibre Inc(b)	1,421,779
1,200	Mercari Inc(b)	64,931
19,100	Metropole Television SA	420,838
2,900	MonotaRO Co Ltd	66,096
683	Nice Ltd(b)	193,084
69,400	Nippon Telegraph & Telephone Corp	1,944,515
141,535	Nokia OYJ(b)	812,343
74,185	Orange SA	808,986
8,182	Pearson PLC	67,304
10,096	Prosus NV	889,288
1,720	Proximus SADP	32,390
2,415	Publicis Groupe SA	162,128
9,300	Rakuten Group Inc	101,817
19,800	Reach PLC(b)	85,734
9,000	Relia Inc	92,226
728	Schibsted ASA Class A	37,612

See Notes to Financial Statements.

Semi-Annual Report - October 29, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of October 29, 2021 (Unaudited)
Shares		Fair Value
Communications — (continued)
1,160	Schibsted ASA Class B	$ 52,371
955	Scout24 AG(a)	66,512
700	Sea Ltd ADR(b)	240,499
3,634	SEEK Ltd	90,315
1,000	Shopify Inc Class A(b)	1,466,730
89,300	Singapore Telecommunications Ltd	165,673
31,000	SoftBank Corp	423,140
13,000	SoftBank Group Corp	703,786
20,336	Spark New Zealand Ltd	66,573
280	Swisscom AG	152,467
5,418	Tele2 AB Class B	76,575
170,741	Telecom Italia SpA	62,652
31,581	Telefonaktiebolaget LM Ericsson Class B	344,719
12,096	Telefonica Deutschland Holding AG	31,515
133,857	Telefonica SA	581,431
10,500	Telenet Group Holding NV	377,224
7,570	Telenor ASA	119,610
52,700	Television Francaise 1	564,200
28,761	Telia Co AB	113,285
45,038	Telstra Corp Ltd	130,181
1,400	Trend Micro Inc	79,129
5,151	United Internet AG	190,074
7,699	Vivendi SE	99,183
302,534	Vodafone Group PLC	445,808
606	Wix.com Ltd(b)	112,692
2,894	Wolters Kluwer NV(b)	303,056
13,028	WPP PLC	188,228
28,900	Z Holdings Corp	179,412
1,200	ZOZO Inc	38,518
		24,402,655
Consumer, Cyclical — 12.94%
400	ABC-Mart Inc(b)	19,226
1,846	Accor SA(b)	66,062
2,064	adidas AG	675,552
1,500	Aisin Corp	54,889
1,700	ANA Holdings Inc(b)	39,612
6,218	Aristocrat Leisure Ltd	220,531
2,200	Bandai Namco Holdings Inc	168,121
54,218	Barratt Developments PLC	492,047
12,183	Bayerische Motoren Werke AG	1,230,925
8,900	Bellway PLC	403,706
1,216	Berkeley Group Holdings PLC	72,533
15,000	Bilia AB Class A(b)	266,722
550,000	boohoo Group PLC(b)	1,367,618
6,200	Bridgestone Corp	274,284
3,647	Bunzl PLC	134,744
4,381	Burberry Group PLC	115,756
19,800	Chow Tai Fook Jewellery Group Ltd	40,384
5,647	Cie Financiere Richemont SA	698,819
4,434	Cie Generale des Etablissements Michelin SCA	697,104
4,600	City Developments Ltd	24,971
Shares		Fair Value
Consumer, Cyclical — (continued)
19,303	Compass Group PLC(b)	$ 409,490
1,191	Continental AG(b)	140,028
200	Cosmos Pharmaceutical Corp	30,563
4,576	Crown Resorts Ltd(b)	34,494
25,000	CTS Eventim AG & Co KGaA(b)	1,818,269
23,961	Daimler AG	2,378,432
16,000	Daiwa House Industry Co Ltd	527,843
31,800	Daiwabo Holdings Co Ltd(b)	559,838
39,300	DCM Holdings Co Ltd	383,180
4,700	Denso Corp	340,727
7,945	Deutsche Lufthansa AG(b)	52,521
656	Domino's Pizza Enterprises Ltd	67,291
10,200	Eizo Corp(b)	390,088
2,526	Electrolux AB Class B(b)	57,326
6,334	Entain PLC(b)	177,399
1,838	Evolution AB(a)	298,384
700	Fast Retailing Co Ltd	464,672
3,702	Faurecia SE	193,349
14,917	Ferguson PLC	2,243,443
1,364	Ferrari NV	323,660
1,803	Flutter Entertainment PLC(b)	341,321
12,200	G-7 Holdings Inc(b)	223,216
24,000	Galaxy Entertainment Group Ltd(b)	129,137
61,777	Genting Singapore Ltd	35,720
21,346	GN Store Nord AS	1,297,137
10,100	Gunze Ltd(b)	389,276
7,902	H & M Hennes & Mauritz AB Class B	148,659
195,200	Harvey Norman Holdings Ltd	732,311
29,300	Haseko Corp(b)	381,517
343	Hermes International	544,656
3,600	Hino Motors Ltd	34,055
50,700	Honda Motor Co Ltd	1,499,598
4,300	Hornbach Holding AG & Co KGaA	543,769
500	Hoshizaki Corp	42,045
1,500	Iida Group Holdings Co Ltd	36,982
11,803	Industria de Diseno Textil SA	427,556
1,983	InterContinental Hotels Group PLC(b)	138,849
61,300	Isuzu Motors Ltd	824,657
48,700	ITOCHU Corp	1,388,966
7,500	Japan Airlines Co Ltd(b)	161,411
28,400	Jardine Cycle & Carriage Ltd	474,769
5,581	JD Sports Fashion PLC	83,146
3,400	Kaufman & Broad SA	136,407
812	Kering SA	609,436
24,900	Kindred Group PLC	349,902
237,845	Kingfisher PLC	1,091,286
12,500	Kohnan Shoji Co Ltd	390,917
1,200	Koito Manufacturing Co Ltd	68,086
16,100	Komeri Co Ltd	371,802
1,080	La Francaise des Jeux SAEM(a)	56,080
700	Lawson Inc	33,852
3,004	LVMH Moet Hennessy Louis Vuitton SE	2,355,507

See Notes to Financial Statements.

Semi-Annual Report - October 29, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of October 29, 2021 (Unaudited)
Shares		Fair Value
Consumer, Cyclical — (continued)
40,000	Marubeni Corp	$ 339,413
6,600	Mazda Motor Corp(b)	59,362
1,000	McDonald's Holdings Co Japan Ltd	44,692
2,900	Melco Resorts & Entertainment Ltd ADR(b)	31,407
24,600	Mitsubishi Corp	782,230
34,800	Mitsui & Co Ltd	796,381
2,221	Moncler SpA	159,833
1,439	Next PLC	156,797
3,100	NGK Insulators Ltd	51,619
1,200	Nintendo Co Ltd	529,988
25,100	Nissan Motor Co Ltd(b)	127,756
800	Nitori Holdings Co Ltd	146,968
25,900	Okamura Corp	341,800
2,100	Oriental Land Co Ltd	331,673
4,400	Pan Pacific International Holdings Corp	92,386
23,800	Panasonic Corp	294,312
1,081	Pandora A/S	151,270
3,452	Persimmon PLC	128,568
27,700	Pirelli & C SpA(a)	170,365
1,142	Puma SE	141,665
15,602	Qantas Airways Ltd(b)	63,188
59	Rational AG	58,560
83,100	Redrow PLC	731,447
2,831	Reece Ltd	42,927
2,079	Renault SA(b)	74,915
31,100	Rexel SA	618,151
2,800	Ryohin Keikaku Co Ltd	55,177
28,000	Sands China Ltd(b)	63,817
267	SEB SA	41,836
4,100	Sekisui Chemical Co Ltd	67,358
6,600	Sekisui House Ltd	137,219
2,600	Sharp Corp	30,668
800	Shimano Inc	223,211
15,300	Singapore Airlines Ltd(b)	58,936
19,000	SJM Holdings Ltd(b)	14,131
957	Sodexo SA(b)	93,106
13,600	Sony Group Corp	1,574,831
1,400	Stanley Electric Co Ltd	35,287
28,764	Stellantis NV	574,458
6,600	Subaru Corp	129,458
12,100	Sumitomo Corp	172,421
8,100	Sumitomo Electric Industries Ltd	107,510
46,800	Super Retail Group Ltd	459,123
3,900	Suzuki Motor Corp	173,928
930	Swatch Group AG	118,976
24,037	Tabcorp Holdings Ltd	90,507
39,448	Taylor Wimpey PLC	83,437
38,600	Teijin Ltd	518,118
1,300	Toho Co Ltd	61,079
29,400	Toyota Boshoku Corp	565,275
1,500	Toyota Industries Corp	127,519
114,700	Toyota Motor Corp	2,023,786
2,200	Toyota Tsusho Corp	95,428
400	Tsuruha Holdings Inc	49,338
7,847	Universal Music Group NV	227,822
Shares		Fair Value
Consumer, Cyclical — (continued)
2,200	USS Co Ltd	$ 35,460
2,488	Valeo	73,103
14,400	Valor Holdings Co Ltd	304,978
351	Volkswagen AG	114,110
2,349	Volvo AB Class A	55,533
75,767	Volvo AB Class B	1,766,822
68,400	VTech Holdings Ltd	526,712
1,100	Welcia Holdings Co Ltd	41,065
12,267	Wesfarmers Ltd	530,739
2,185	Whitbread PLC(b)	97,722
11,200	Wynn Macau Ltd(b)	10,016
7,800	Yamada Holdings Co Ltd	29,806
1,400	Yamaha Corp	88,449
23,300	Yamaha Motor Co Ltd	649,460
22,200	Yokohama Rubber Co Ltd	375,650
67,500	Yue Yuen Industrial Holdings Ltd(b)	143,283
2,399	Zalando SE(a)(b)	226,659
		52,807,631
Consumer, Non-Cyclical — 22.12%
8,156	a2 Milk Co Ltd(b)	38,418
20,280	Adecco Group AG	1,021,708
844	Adyen NV(a)(b)	2,546,616
7,100	Aeon Co Ltd	163,333
2,350	Afterpay Ltd(b)	217,702
5,100	Ajinomoto Co Inc	152,697
27,407	Alcon Inc	2,272,550
33,875	Amadeus IT Group SA(b)	2,266,173
1,907	Ambu A/S Class B	54,286
1,366	Amplifon SpA	69,514
8,245	Anheuser-Busch InBev SA	504,325
15,400	Arcs Co Ltd(b)	295,946
496	Argenx SE(b)	149,326
5,000	Asahi Group Holdings Ltd	226,901
2,400	Asahi Intecc Co Ltd	63,262
4,857	Ashtead Group PLC	406,933
3,855	Associated British Foods PLC	94,251
45,900	Astellas Pharma Inc	773,818
16,761	AstraZeneca PLC	2,096,594
5,361	Atlantia SpA(b)	103,620
8,500	Austevoll Seafood ASA	115,078
39	Barry Callebaut AG	90,318
25,230	Bayer AG	1,421,908
1,091	Beiersdorf AG	116,010
475	BioMerieux	60,500
15,637	Brambles Ltd	118,633
58,486	British American Tobacco PLC	2,034,002
20,700	Budweiser Brewing Co APAC Ltd(a)	56,776
3,182	Bureau Veritas SA	101,140
436	Carl Zeiss Meditec AG	87,806
1,087	Carlsberg AS Class B	179,481
39,422	Carrefour SA	713,692
14	Chocoladefabriken Lindt & Spruengli AG	273,231
7,300	Chugai Pharmaceutical Co Ltd	272,943
103,600	Cloetta AB Class B	329,094

See Notes to Financial Statements.

Semi-Annual Report - October 29, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of October 29, 2021 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
2,215	Coca-Cola Europacific Partners PLC	$ 116,620
2,170	Coca-Cola HBC AG	75,183
11,212	Cochlear Ltd	1,875,336
14,433	Coles Group Ltd	187,036
1,286	Coloplast A/S Class B	210,027
12,925	CSL Ltd	2,940,948
2,700	Dai Nippon Printing Co Ltd	66,893
19,000	Daiichi Sankyo Co Ltd	479,415
7,068	Danone SA	460,734
5,656	Davide Campari-Milano NV	80,339
1,203	Demant A/S(b)	58,319
25,303	Diageo PLC	1,258,694
284	DiaSorin SpA	64,202
2,668	Edenred	144,369
2,600	Eisai Co Ltd	184,226
14,513	Endeavour Group Ltd	74,574
3,088	EssilorLuxottica SA	638,900
6,585	Essity AB Class B	213,299
576	Etablissements Franz Colruyt NV	28,280
1,445	Eurofins Scientific SE	170,532
49,990	Experian PLC	2,291,417
97,100	Faes Farma SA(b)	396,010
6,238	Fisher & Paykel Healthcare Corp Ltd	139,753
2,219	Fresenius Medical Care AG & Co KGaA	147,407
13,025	Fresenius SE & Co KGaA	592,037
5,210	Genmab A/S(b)	2,340,601
182,839	GlaxoSmithKline PLC	3,795,388
400	GMO Payment Gateway Inc	50,679
3,228	Grifols SA	73,867
1,247	Heineken Holding NV	115,566
2,805	Heineken NV	310,484
18,000	Heiwado Co Ltd	311,583
1,788	HelloFresh SE(b)	144,898
1,125	Henkel AG & Co KGaA	93,952
53,916	Hikma Pharmaceuticals PLC	1,776,436
700	Hisamitsu Pharmaceutical Co Inc	23,882
1,169	ICA Gruppen AB	60,437
43,240	Imperial Brands PLC	912,119
136,200	Indivior PLC(b)	452,944
74,500	Inghams Group Ltd	208,977
1,747	Intertek Group PLC	116,969
6,976	Ipsen SA	721,975
600	Ito En Ltd	39,963
58,500	Itoham Yonekyu Holdings Inc	356,708
218,748	J Sainsbury PLC	895,662
13,000	Japan Tobacco Inc	255,205
982	JDE Peet's NV	28,595
2,829	Jeronimo Martins SGPS SA	64,098
16,900	Kanamoto Co Ltd	362,011
5,300	Kao Corp	299,811
1,722	Kerry Group PLC Class A	231,113
2,956	Kesko OYJ Class B	96,202
1,600	Kikkoman Corp	130,864
9,000	Kirin Holdings Co Ltd	156,653
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
500	Kobayashi Pharmaceutical Co Ltd	$ 40,033
1,400	Kobe Bussan Co Ltd(b)	48,225
60,516	Koninklijke Ahold Delhaize NV	1,968,739
9,857	Koninklijke Philips NV	465,007
300	Kose Corp	34,838
3,000	Kyowa Kirin Co Ltd	98,664
3,500	Leroy Seafood Group ASA	31,821
2,300	Lion Corp	38,305
806	Lonza Group AG	662,371
2,730	L'Oreal SA	1,248,854
29,798	Medibank Pvt Ltd	74,886
4,500	Medipal Holdings Corp	81,415
19,000	Megmilk Snow Brand Co Ltd(b)	367,648
1,400	MEIJI Holdings Co Ltd	88,352
1,399	Merck KGaA	330,619
172,000	Metcash Ltd	530,096
4,756	Mowi ASA	137,911
31,172	Nestle SA	4,111,812
4,755	Nexi SpA(a)(b)	82,676
1,000	NH Foods Ltd(b)	35,168
3,300	Nihon M&A Center Holdings Inc	101,325
600	Nippon Shinyaku Co Ltd	48,070
2,300	Nisshin Seifun Group Inc	36,318
600	Nissin Foods Holdings Co Ltd	45,864
305	NMC Health PLC(b)	21
45,323	Novartis AG	3,748,789
18,219	Novo Nordisk A/S Class B	1,997,803
5,272	Ocado Group PLC(b)	130,080
12,600	Olympus Corp	272,954
4,000	Ono Pharmaceutical Co Ltd	83,927
6,200	Origin Enterprises PLC	24,007
1,269	Orion OYJ Class B	54,952
52,126	Orkla ASA	506,999
565	Orpea SA	59,017
4,200	Otsuka Holdings Co Ltd	166,107
9,700	Paramount Bed Holdings Co Ltd	180,993
1,200	PeptiDream Inc(b)	29,007
2,266	Pernod Ricard SA	521,318
1,800	Persol Holdings Co Ltd	48,382
84,200	Pharming Group NV(b)	70,762
1,400	Pigeon Corp	32,419
800	Pola Orbis Holdings Inc	17,081
13,000	Prima Meat Packers Ltd(b)	305,545
2,471	QIAGEN NV(b)	135,940
1,981	Ramsay Health Care Ltd	105,876
7,193	Randstad NV	516,800
7,718	Reckitt Benckiser Group PLC	626,463
1,143	Recordati Industria Chimica e Farmaceutica SpA	71,617
14,600	Recruit Holdings Co Ltd	971,178
70,300	Redde Northgate PLC(b)	382,431
20,916	RELX PLC	648,264
270	Remy Cointreau SA	54,543
20,117	Rentokil Initial PLC	161,866
15,947	Roche Holding AG	6,192,560
5,006	Ryman Healthcare Ltd(b)	51,808

See Notes to Financial Statements.

Semi-Annual Report - October 29, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of October 29, 2021 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
33,176	Sanofi	$ 3,332,343
4,100	Santen Pharmaceutical Co Ltd	57,789
299	Sartorius Stedim Biotech	164,801
6,100	Sawai Group Holdings Co Ltd	269,097
26,300	Scandinavian Tobacco Group A/S(a)	590,984
2,200	Secom Co Ltd	149,979
29,372	Securitas AB Class B	486,596
8,100	Seven & i Holdings Co Ltd	340,077
65	SGS SA	192,434
2,800	Shionogi & Co Ltd	182,561
4,300	Shiseido Co Ltd	286,926
3,051	Siemens Healthineers AG(a)	202,910
9,510	Smith & Nephew PLC	164,173
3,900	Societe BIC SA	226,548
700	Sohgo Security Services Co Ltd	29,949
4,912	Sonic Healthcare Ltd	149,052
592	Sonova Holding AG	245,308
111	Straumann Holding AG	231,069
2,000	Sumitomo Dainippon Pharma Co Ltd	28,283
1,500	Suntory Beverage & Food Ltd	58,204
17,094	Swedish Match AB	150,721
1,800	Sysmex Corp	223,184
400	Taisho Pharmaceutical Holdings Co Ltd	21,464
17,000	Takeda Pharmaceutical Co Ltd	477,119
72,300	Tate & Lyle PLC	641,171
6,900	Terumo Corp	304,399
268,254	Tesco PLC	990,282
11,926	Teva Pharmaceutical Industries Ltd Sponsored ADR(b)	104,233
3,200	Toho Holdings Co Ltd	51,808
3,100	Toppan Inc	50,041
900	Toyo Suisan Kaisha Ltd	38,780
29,625	Transurban Group	301,853
7,810	Treasury Wine Estates Ltd	68,146
3,267	UCB SA	390,491
4,300	Unicharm Corp	173,904
28,346	Unilever PLC	1,517,505
480,000	United Laboratories International Holdings Ltd	304,145
529	Vifor Pharma AG	68,308
864,275	WH Group Ltd(a)	605,869
21,000	Wilmar International Ltd	67,140
13,715	Woolworths Group Ltd	395,057
2,570	Worldline SA(a)(b)	149,873
1,300	Yakult Honsha Co Ltd	65,687
		90,239,566
Diversified — 0.17%
79,000	CK Hutchison Holdings Ltd	529,649
2,400	Jardine Matheson Holdings Ltd	140,280
6,000	Swire Pacific Ltd Class A	37,720
		707,649
Shares		Fair Value
Energy — 3.67%
2,731	Ampol Ltd	$ 63,171
12,766	APA Group	79,208
357,000	Beach Energy Ltd	375,030
219,020	BP PLC	1,049,154
1,067	DCC PLC	89,002
129,400	ENEOS Holdings Inc	521,773
85,508	Eni SpA	1,225,541
35,275	Equinor ASA	893,810
5,530	Galp Energia SGPS SA	57,445
2,500	Idemitsu Kosan Co Ltd	68,281
11,100	Inpex Corp	92,566
821	Koninklijke Vopak NV	32,674
2,166	Lundin Energy AB	85,543
4,578	Neste OYJ	254,866
21,501	Oil Search Ltd	69,655
17,493	OMV AG	1,059,088
12,600	Petrofac Ltd(b)	22,313
89,499	Repsol SA	1,146,354
44,345	Royal Dutch Shell PLC Class A	1,015,774
127,699	Royal Dutch Shell PLC Class B	2,930,182
3,800	Rubis SCA	121,788
20,284	Santos Ltd	106,512
2,618	Siemens Gamesa Renewable Energy SA(b)	71,041
58,031	TotalEnergies SE	2,905,907
10,926	Vestas Wind Systems A/S	472,327
10,425	Woodside Petroleum Ltd	182,245
		14,991,250
Financial — 18.60%
64,633	3i Group PLC	1,206,580
34,161	ABN AMRO Bank NV(a)	502,431
23,599	abrdn PLC	82,000
3,900	Acom Co Ltd	13,007
2,092	Admiral Group PLC	82,150
101,662	Aegon NV	515,661
1,896	Ageas SA	92,236
131,000	AIA Group Ltd	1,468,118
8,861	Allianz SE	2,057,621
683	Amundi SA(a)	60,854
10,810	Aroundtown SA	75,124
36,100	Ascendas REIT	82,685
15,500	ASR Nederland NV	724,537
11,975	Assicurazioni Generali SpA	260,759
2,095	ASX Ltd	131,750
55,488	Australia & New Zealand Banking Group Ltd	1,180,807
136,914	Aviva PLC	738,590
51,239	AXA SA	1,490,699
414	Azrieli Group Ltd	38,719
2,502	Baloise Holding AG	398,719
144,444	Banco Bilbao Vizcaya Argentaria SA	1,010,840
351,420	Banco Santander SA(b)	1,332,970
12,291	Bank Hapoalim BM	121,054
15,720	Bank Leumi Le-Israel BM	150,195
68,200	Bank of Ireland Group PLC(b)	406,281
389	Banque Cantonale Vaudoise	31,319

See Notes to Financial Statements.

Semi-Annual Report - October 29, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of October 29, 2021 (Unaudited)
Shares		Fair Value
Financial — (continued)
183,863	Barclays PLC	$ 507,240
7,200	BAWAG Group AG(a)	452,847
32,471	BNP Paribas SA	2,173,524
40,500	BOC Hong Kong Holdings Ltd	128,338
10,154	British Land Co PLC REIT	68,546
47,968	CaixaBank SA	137,892
52,577	CapitaLand Integrated Commercial Trust REIT(b)	83,727
28,600	Capitaland Investment Ltd(b)	72,958
5,500	Chiba Bank Ltd(b)	34,090
22,000	CK Asset Holdings Ltd	135,895
27,330	CNP Assurances	684,759
10,841	Commerzbank AG(b)	79,171
19,196	Commonwealth Bank of Australia	1,521,512
13,100	Concordia Financial Group Ltd	52,068
611	Covivio REIT	52,921
49,623	Credit Agricole SA	748,663
32,000	Credit Saison Co Ltd	392,311
105,999	Credit Suisse Group AG	1,102,571
29,300	Dai-ichi Life Holdings Inc	616,430
2,300	Daito Trust Construction Co Ltd	285,163
21	Daiwa House REIT Investment Corp	60,262
15,700	Daiwa Securities Group Inc	88,205
31,463	Danske Bank A/S	532,405
36,700	DBS Group Holdings Ltd	857,601
35,762	Deutsche Bank AG(b)	459,375
11,056	Deutsche Boerse AG	1,835,379
3,699	Deutsche Wohnen SE	189,477
11,638	Dexus REIT(b)	95,464
15,087	Direct Line Insurance Group PLC	60,281
47,965	DNB Bank ASA	1,141,408
3,202	EQT AB	169,129
3,023	Erste Group Bank AG	129,644
22,000	ESR Cayman Ltd(a)(b)	71,189
390	Eurazeo SE	36,556
1,174	EXOR NV	110,745
1,138	Fastighets AB Balder Class B(b)	82,514
98,599	FinecoBank Banca Fineco SpA(b)	1,883,028
21,600	Fukuoka Financial Group Inc	388,051
600	Futu Holdings Ltd ADR(b)(c)	32,112
499	Gecina SA REIT	69,830
2,344	Gjensidige Forsikring ASA	58,362
39	GLP J-REIT	63,611
17,990	Goodman Group REIT	297,857
20,793	GPT Group REIT	81,177
1,223	Groupe Bruxelles Lambert SA	141,906
122,400	Gunma Bank Ltd	377,884
20,000	Hang Lung Properties Ltd	46,417
8,300	Hang Seng Bank Ltd	157,724
653	Hannover Rueck SE	119,228
3,849	Hargreaves Lansdown PLC	80,968
15,000	Henderson Land Development Co Ltd	62,808
Shares		Fair Value
Financial — (continued)
13,100	Hong Kong Exchanges & Clearing Ltd	$ 789,167
13,000	Hongkong Land Holdings Ltd	69,940
221,002	HSBC Holdings PLC	1,331,425
3,200	Hulic Co Ltd(b)	30,770
1,314	Industrivarden AB Class A	43,339
1,817	Industrivarden AB Class C(b)	59,104
82,241	ING Groep NV	1,247,509
26,672	Insurance Australia Group Ltd(b)	96,645
61,000	Intermediate Capital Group PLC	1,828,859
178,696	Intesa Sanpaolo SpA	507,887
19,713	Investor AB Class B	454,859
12,662	Israel Discount Bank Ltd Class A(b)	76,507
9,600	Jaccs Co Ltd(b)	256,036
5,600	Japan Exchange Group Inc	132,597
65	Japan Metropolitan Fund Invest REIT	59,704
4,200	Japan Post Bank Co Ltd	32,768
26,600	Japan Post Holdings Co Ltd	131,395
2,300	Japan Post Insurance Co Ltd	37,317
12	Japan Real Estate Investment Corp REIT	73,551
11,922	Julius Baer Group Ltd	862,343
117,300	Jupiter Fund Management PLC	401,437
2,706	KBC Group NV	251,991
133,500	Kerry Properties Ltd	377,365
2,618	Kinnevik AB Class B(b)	102,759
2,391	Klepierre SA REIT	56,921
911	L E Lundbergforetagen AB Class B	52,522
8,024	Land Securities Group PLC REIT	75,359
781	LEG Immobilien SE	116,169
239,068	Legal & General Group PLC	942,506
22,600	Link REIT	200,223
1,415,586	Lloyds Banking Group PLC	968,608
3,559	London Stock Exchange Group PLC	346,349
28,130	M&G PLC	76,835
3,720	Macquarie Group Ltd	549,178
1,362	Magellan Financial Group Ltd(b)	35,829
201,300	Mapfre SA	426,212
21,900	Mapletree Commercial Trust REIT	35,424
35,300	Mapletree Logistics Trust REIT	52,934
40,721	Mediobanca Banca di Credito Finanziario SpA(b)	485,914
47,308	Melrose Industries PLC	102,037
42,603	Mirvac Group REIT	90,922
12,800	Mitsubishi Estate Co Ltd	194,521
94,700	Mitsubishi HC Capital Inc	474,845
253,500	Mitsubishi UFJ Financial Group Inc	1,390,067
10,000	Mitsui Fudosan Co Ltd	228,638
1,616	Mizrahi Tefahot Bank Ltd(b)	58,798
68,900	Mizuho Financial Group Inc	909,341

See Notes to Financial Statements.

Semi-Annual Report - October 29, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of October 29, 2021 (Unaudited)
Shares		Fair Value
Financial — (continued)
4,900	MS&AD Insurance Group Holdings Inc	$ 158,306
1,516	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	448,868
35,691	National Australia Bank Ltd	775,990
197,828	NatWest Group PLC	596,217
15,000	New World Development Co Ltd	65,061
14	Nippon Building Fund Inc REIT	90,957
19	Nippon Prologis REIT Inc	63,461
11,123	NN Group NV	594,601
135,200	Nomura Holdings Inc	643,892
1,100	Nomura Real Estate Holdings Inc	26,817
39	Nomura Real Estate Master Fund Inc REIT	58,401
83,955	Nordea Bank Abp	1,028,182
88,100	ORIX Corp	1,751,103
26	Orix J-REIT Inc	43,137
36,300	Oversea-Chinese Banking Corp Ltd	317,329
245	Partners Group Holding AG	428,004
7,176	Phoenix Group Holdings PLC	64,410
28,299	Prudential PLC	577,331
15,960	QBE Insurance Group Ltd	142,896
1,454	Raiffeisen Bank International AG	42,486
578	REA Group Ltd	70,151
176,500	Resona Holdings Inc	663,040
11,900	Ricoh Leasing Co Ltd(b)	377,289
7,300	Rothschild & Co	321,097
5,396	Sampo OYJ Class A	286,859
2,700	SBI Holdings Inc	69,983
56,157	Scentre Group REIT	128,087
1,360	Schroders PLC	67,347
1,849	SCOR SE	62,247
13,315	Segro PLC REIT	235,246
4,400	Shizuoka Bank Ltd(b)	35,431
8,800	Singapore Exchange Ltd	63,155
40,000	Sino Land Co Ltd	52,575
17,609	Skandinaviska Enskilda Banken AB Class A	275,367
21,771	Societe Generale SA	727,239
167	Sofina SA	73,899
9,300	Sompo Holdings Inc	403,312
5,834	St James's Place PLC	125,991
28,684	Standard Chartered PLC	193,951
137,428	Stockland REIT(b)	473,704
35,500	Sumitomo Mitsui Financial Group Inc	1,151,963
3,600	Sumitomo Mitsui Trust Holdings Inc	118,418
3,300	Sumitomo Realty & Development Co Ltd	119,262
14,000	Sun Hung Kai Properties Ltd	185,617
13,881	Suncorp Group Ltd	122,830
15,781	Svenska Handelsbanken AB Class A	180,887
32,299	Swedbank AB Class A	700,523
Shares		Fair Value
Financial — (continued)
13,200	Swire Properties Ltd	$ 35,389
2,846	Swiss Life Holding AG	1,561,221
821	Swiss Prime Site AG	83,468
3,263	Swiss Re AG	316,105
11,600	Sydbank AS(b)	398,635
5,800	T&D Holdings Inc	74,389
6,700	Tokio Marine Holdings Inc	352,889
400	Tokyo Century Corp	22,902
3,895	Tryg A/S	92,440
141,465	UBS Group AG	2,575,043
1,348	Unibail-Rodamco-Westfield REIT(b)	96,254
23,060	UniCredit SpA	304,841
200,700	UnipolSai Assicurazioni SpA	581,169
59,100	United Overseas Bank Ltd	1,174,810
28	United Urban Investment Corp REIT	34,904
6,000	UOL Group Ltd(b)	32,181
3,400	Valiant Holding AG(b)	336,539
44,877	Vicinity Centres REIT	58,608
5,912	Vonovia SE	358,640
2,368	Washington H Soul Pattinson & Co Ltd(b)	58,316
263	Wendel SE	35,034
39,692	Westpac Banking Corp	772,211
18,000	Wharf Real Estate Investment Co Ltd	101,669
1,627	Zurich Insurance Group AG	721,120
		75,874,051
Industrial — 13.30%
18,770	ABB Ltd	620,972
2,657	ACS Actividades de Construccion y Servicios SA	69,639
813	Aena SME SA(a)(b)	133,525
296	Aeroports de Paris(b)	39,494
2,100	AGC Inc	104,571
6,379	Airbus SE(b)	818,313
3,404	Alfa Laval AB	146,014
3,421	Alstom SA	121,917
35	AP Moller - Maersk A/S Class A	96,098
364	AP Moller - Maersk A/S Class B	1,054,853
10,845	Assa Abloy AB Class B	318,221
7,266	Atlas Copco AB Class A	467,921
4,223	Atlas Copco AB Class B	228,860
13,544	Auckland International Airport Ltd(b)	77,633
80,637	Aurizon Holdings Ltd	205,580
114,000	Austal Ltd	162,027
1,500	Azbil Corp	63,949
226,424	BAE Systems PLC	1,706,656
7,600	Bekaert SA	332,894
25,573	Bouygues SA	1,036,101
44,000	bpost SA(b)	376,964
28,500	Brother Industries Ltd	551,017
2,300	Casio Computer Co Ltd	32,548

See Notes to Financial Statements.

Semi-Annual Report - October 29, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of October 29, 2021 (Unaudited)
Shares		Fair Value
Industrial — (continued)
32,513	Cellnex Telecom SA(a)	$ 1,999,545
1,600	Central Japan Railway Co	237,345
352,000	China Resources Cement Holdings Ltd	295,998
18,700	Cia de Distribucion Integral Logista Holdings SA	398,548
19,276	Cie de Saint-Gobain	1,330,289
7,000	CK Infrastructure Holdings Ltd	42,203
11,072	CNH Industrial NV	190,722
8,481	CRH PLC	405,849
20,100	D/S Norden A/S	485,086
1,000	Daifuku Co Ltd	92,059
2,700	Daikin Industries Ltd	591,340
302	Dassault Aviation SA	31,560
35,025	Deutsche Post AG	2,168,299
300	Disco Corp	80,879
9,382	DSV A/S	2,180,538
3,300	East Japan Railway Co	205,545
924	Eiffage SA	95,103
260	Elbit Systems Ltd	40,984
7,131	Epiroc AB Class A	177,430
4,220	Epiroc AB Class B	89,649
2,100	FANUC Corp	415,004
5,155	Ferrovial SA(b)	162,734
1,500	Fuji Electric Co Ltd	73,346
1,660	GEA Group AG(b)	81,757
401	Geberit AG	313,162
4,761	Getlink SE	73,277
4,108	Halma PLC	166,537
2,600	Hankyu Hanshin Holdings Inc(b)	80,615
400	Harmonic Drive Systems Inc	18,133
6,711	HeidelbergCement AG	505,373
21,316	Hexagon AB Class B	343,053
300	Hirose Electric Co Ltd	50,169
1,300	Hitachi Construction Machinery Co Ltd	41,478
21,600	Hitachi Ltd	1,244,691
22,265	Holcim Ltd	1,110,636
4,100	Hoya Corp	603,555
4,715	Husqvarna AB Class B	67,193
1,200	Ibiden Co Ltd	72,103
2,400	Implenia AG(b)	48,965
3,298	Infrastrutture Wireless Italiane SpA(a)	36,437
2,006	InPost SA(b)	28,641
1,717	Investment AB Latour Class B	62,367
4,808	James Hardie Industries PLC	188,887
25,700	Japan Aviation Electronics Industry Ltd	426,127
2,300	JSR Corp	83,420
13,600	Kaga Electronics Co Ltd(b)	373,823
5,000	Kajima Corp	61,564
11,600	Kamigumi Co Ltd	233,565
1,200	Keio Corp	60,573
1,300	Keisei Electric Railway Co Ltd	41,835
16,200	Keppel Corp Ltd	64,648
2,100	Keyence Corp	1,267,591
10,200	Kinden Corp	167,388
Shares		Fair Value
Industrial — (continued)
1,670	Kingspan Group PLC	$ 192,259
2,100	Kintetsu Group Holdings Co Ltd(b)	66,104
781	KION Group AG	85,308
45,200	Kitz Corp	302,379
785	Knorr-Bremse AG	82,851
9,500	Komatsu Ltd	248,818
3,678	Kone OYJ Class B	250,837
11,200	Kubota Corp	238,594
588	Kuehne + Nagel International AG	185,191
11,200	Kumagai Gumi Co Ltd(b)	277,216
1,000	Kurita Water Industries Ltd	49,392
3,500	Kyocera Corp	204,914
122,000	Lee & Man Paper Manufacturing Ltd	91,696
2,894	Legrand SA	315,708
7,660	Lendlease Corp Ltd	60,684
50,100	Leonardo SpA(b)	367,613
2,900	Lixil Corp	74,501
2,500	Makita Corp	116,030
4,000	MINEBEA MITSUMI Inc	101,268
3,100	MISUMI Group Inc	129,654
19,800	Mitsubishi Electric Corp	265,903
3,500	Mitsubishi Heavy Industries Ltd	89,505
900	Miura Co Ltd	34,619
17,000	MTR Corp Ltd	92,737
8,578	MTU Aero Engines AG	1,910,648
6,300	Murata Manufacturing Co Ltd	467,325
1,400	Nabtesco Corp	45,435
15,433	Nibe Industrier AB Class B	229,545
4,900	Nidec Corp	542,713
33,500	Nikon Corp	369,363
18,600	Nippon Electric Glass Co Ltd	474,913
900	Nippon Express Co Ltd	56,335
1,700	Nippon Yusen KK	122,497
46,100	Nobina AB(a)(b)	441,569
4,800	NSK Ltd	32,253
48,900	Obayashi Corp	412,826
3,200	Odakyu Electric Railway Co Ltd	69,374
2,000	Omron Corp	191,269
4,066	Orica Ltd	46,675
3,000	Per Aarsleff Holding A/S	129,371
5,652	Poste Italiane SpA(a)	80,721
2,756	Prysmian SpA	104,202
49,100	Rengo Co Ltd	372,332
7,700	Rheinmetall AG	747,109
300	Rinnai Corp	30,802
82	ROCKWOOL International A/S Class B	37,500
90,534	Rolls-Royce Holdings PLC(b)	163,375
3,698	Safran SA	497,714
12,214	Sandvik AB	309,731
2,600	Sankyu Inc	117,382
665	Schindler Holding AG	172,335
5,828	Schneider Electric SE	1,004,855
27,000	Seino Holdings Co Ltd	327,129
3,400	SG Holdings Co Ltd	85,378

See Notes to Financial Statements.

Semi-Annual Report - October 29, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of October 29, 2021 (Unaudited)
Shares		Fair Value
Industrial — (continued)
2,500	Shimadzu Corp	$ 101,568
5,300	Shimizu Corp	38,832
8,277	Siemens AG	1,345,694
4,324	Siemens Energy AG(b)	124,102
19,200	Signify NV(a)	930,365
6,534	Sika AG	2,213,586
18,500	Singapore Technologies Engineering Ltd	52,537
15,000	SITC International Holdings Co Ltd(b)	50,698
12,280	Skanska AB Class B	312,230
50,029	SKF AB Class B	1,161,933
600	SMC Corp	358,059
4,288	Smiths Group PLC	79,590
798	Spirax-Sarco Engineering PLC	170,294
14,307	Sydney Airport(b)	88,724
12,200	Taisei Corp	382,826
12,500	Takasago Thermal Engineering Co Ltd	228,672
4,200	TDK Corp	152,683
14,500	Techtronic Industries Co Ltd	297,906
5,394	Tenaris SA	60,069
1,154	Thales SA	106,490
1,500	THK Co Ltd	32,255
2,100	Tobu Railway Co Ltd	52,285
14,500	Tokyo Seimitsu Co Ltd(b)	590,383
5,400	Tokyu Corp	76,130
4,400	Toshiba Corp	189,782
1,600	TOTO Ltd	77,303
7,200	Tsubakimoto Chain Co(b)	212,741
6,000	Valmet OYJ	243,577
18,000	Venture Corp Ltd	251,430
5,760	Vinci SA	615,804
5,222	Wartsila OYJ Abp	72,420
2,300	West Japan Railway Co	108,573
13,500	Wienerberger AG	477,909
276,000	Xinyi Glass Holdings Ltd	777,753
3,100	Yamato Holdings Co Ltd	76,208
2,500	Yaskawa Electric Corp	108,280
2,700	Yokogawa Electric Corp	53,952
		54,263,485
Technology — 6.45%
2,200	Advantest Corp	180,373
512	ASM International NV	231,724
6,839	ASML Holding NV	5,559,437
1,619	Atos SE	84,468
36,327	AVEVA Group PLC	1,768,479
906	Bechtle AG(b)	67,963
10,900	Canon Inc	247,859
2,100	Capcom Co Ltd	56,522
2,735	Capgemini SE	637,702
4,088	Check Point Software Technologies Ltd(b)	488,925
78,000	Clarivate PLC(b)	1,829,100
5,879	Computershare Ltd	83,654
11,932	CyberArk Software Ltd(b)	2,149,073
7,180	Dassault Systemes SE	419,294
Shares		Fair Value
Technology — (continued)
11,500	DTS Corp(b)	$ 255,170
5,430	Embracer Group AB(b)	50,644
3,900	FUJIFILM Holdings Corp	301,382
2,200	Fujitsu Ltd	380,225
1,600	Hamamatsu Photonics KK	94,964
14,130	Infineon Technologies AG	661,729
1,300	Itochu Techno-Solutions Corp	41,066
47,000	Keywords Studios PLC	1,822,882
500	Koei Tecmo Holdings Co Ltd(b)	23,274
1,100	Konami Holdings Corp	60,534
900	Lasertec Corp(b)	195,224
1,873	Logitech International SA	156,682
17,600	MCJ Co Ltd(b)	198,153
23,800	Micro Focus International PLC	116,598
2,700	NEC Corp	138,246
631	Nemetschek SE	72,449
5,300	Nexon Co Ltd	90,212
3,600	Nomura Research Institute Ltd	144,123
6,800	NTT Data Corp	136,414
700	Obic Co Ltd	129,447
500	Oracle Corp Japan	47,312
1,300	Otsuka Corp	64,034
460,000	PAX Global Technology Ltd	318,768
13,500	Renesas Electronics Corp(b)	166,069
7,200	Ricoh Co Ltd	70,112
1,000	Rohm Co Ltd	91,438
11,625	Sage Group PLC	113,027
11,298	SAP SE	1,636,080
1,500	SCSK Corp	30,356
3,100	Seiko Epson Corp	55,199
160	Siltronic AG	24,962
15,000	SimCorp A/S	1,816,415
5,473	Sinch AB(a)(b)	104,177
1,600	Sopra Steria Group SACA(b)	314,589
1,000	Square Enix Holdings Co Ltd	54,780
7,388	STMicroelectronics NV	350,774
3,100	SUMCO Corp	59,237
1,836	TeamViewer AG(b)	27,403
635	Teleperformance	265,248
722	Temenos AG	110,536
20,400	TietoEVRY OYJ(b)	625,615
2,400	TIS Inc(b)	65,383
1,600	Tokyo Electron Ltd	745,653
1,022	Ubisoft Entertainment SA(b)	53,516
1,614	WiseTech Global Ltd	62,903
1,440	Xero Ltd(b)	164,192
		26,311,769
Utilities — 2.04%
354,200	A2A SpA	745,362
14,199	AGL Energy Ltd	61,235
20,971	AusNet Services Ltd	38,999
7,000	Chubu Electric Power Co Inc	72,458
18,000	CLP Holdings Ltd	176,237
66,200	Drax Group PLC	481,007
24,292	E.On SE	308,019

See Notes to Financial Statements.

Semi-Annual Report - October 29, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of October 29, 2021 (Unaudited)
Shares		Fair Value
Utilities — (continued)
30,035	EDP - Energias de Portugal SA	$ 169,477
3,118	EDP Renovaveis SA	86,866
5,055	Electricite de France SA	74,501
304	Elia Group SA	35,466
10,054	Enagas SA	225,607
3,437	Endesa SA	79,267
129,200	Enel SpA(b)	1,081,637
19,762	Engie SA	281,118
4,806	Fortum OYJ(b)	142,931
33,000	HK Electric Investments & HK Electric Investments Ltd(a)	32,871
122,000	Hong Kong & China Gas Co Ltd	189,531
64,061	Iberdrola SA(b)	756,469
132,100	Iren SpA	410,526
7,700	Kansai Electric Power Co Inc	70,895
7,121	Mercury NZ Ltd	31,317
15,027	Meridian Energy Ltd	53,831
38,466	National Grid PLC	492,449
2,103	Naturgy Energy Group SA	55,258
19,206	Origin Energy Ltd	73,558
2,046	Orsted AS(a)	288,982
4,000	Osaka Gas Co Ltd	64,472
15,000	Power Assets Holdings Ltd	91,670
4,683	Red Electrica Corp SA	97,508
6,950	RWE AG	267,518
2,702	Severn Trent PLC	101,159
21,817	Snam SpA	123,567
11,286	SSE PLC	254,079
3,804	Suez SA	86,563
15,223	Terna - Rete Elettrica Nazionale	113,424
700	Toho Gas Co Ltd	20,736
4,400	Tohoku Electric Power Co Inc	28,548
18,100	Tokyo Electric Power Co Holdings Inc(b)	50,137
4,000	Tokyo Gas Co Ltd	69,412
895	Uniper SE	39,565
7,377	United Utilities Group PLC	104,800
7,090	Veolia Environnement SA	231,553
736	Verbund AG	76,722
		8,337,307
TOTAL COMMON STOCK — 92.52% (Cost $375,102,652)		$377,512,157
PREFERRED STOCK
Basic Materials — 0.01%
706	Fuchs Petrolub SE	33,821
Consumer, Cyclical — 0.81%
679	Bayerische Motoren Werke AG	57,879
9,056	Porsche Automobil Holding SE	942,519
49,300	Schaeffler AG	391,746
Shares		Fair Value
Consumer, Cyclical — (continued)
8,507	Volkswagen AG	$ 1,909,243
		3,301,387
Consumer, Non-Cyclical — 0.18%
7,200	Draegerwerk AG & Co KGaA	566,811
1,928	Henkel AG & Co KGaA	172,725
		739,536
Industrial — 0.04%
283	Sartorius AG	183,310
TOTAL PREFERRED STOCK — 1.04% (Cost $4,282,327)		$ 4,258,054
EXCHANGE TRADED FUNDS
30,000	iShares MSCI EAFE ETF	2,414,700

TOTAL EXCHANGE TRADED FUNDS — 0.59% (Cost $2,401,266)		$ 2,414,700
RIGHTS
Consumer, Cyclical — 0.00%(d)
303	Aristocrat Leisure Ltd(b)	1,076
TOTAL RIGHTS — 0.00%(d) (Cost $1,285)		$ 1,076

See Notes to Financial Statements.

Semi-Annual Report - October 29, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of October 29, 2021 (Unaudited)
Principal Amount		Fair Value
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 3.43%
$14,000,000	Federal Farm Credit Bank Funding Corp(e) 0.00%, 11/01/2021	$ 14,000,000
Repurchase Agreements — 0.01%
35,492	Repurchase agreement (principal amount/value $35,492 with a maturity value of $35,492) with HSBC Securities (USA) Inc, 0.04%, dated 10/31/21 to be repurchased at $35,492 on 11/1/21 collateralized by U.S. Treasury securities, 0.00% - 5.50%, 11/30/22 - 5/15/48, with a value of $36,202.(f)	35,492
TOTAL SHORT TERM INVESTMENTS — 3.44% (Cost $14,035,492)		$ 14,035,492
TOTAL INVESTMENTS — 97.59% (Cost $395,823,022)		$398,221,479
OTHER ASSETS & LIABILITIES, NET — 2.41%		$ 9,834,968
TOTAL NET ASSETS — 100.00%		$408,056,447
(a)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(b)	Non-income producing security.
(c)	All or a portion of the security is on loan at October 29, 2021.
(d)	Represents less than 0.005% of net assets.
(e)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
(f)	Collateral received for securities on loan.
ADR	American Depositary Receipt
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust
At October 29, 2021, the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts		Notional Amount	Expiration Date	Fair Value and Net Unrealized Appreciation
Long
MSCI EAFE Index Futures	154	USD	36,029,840	December 2021	$318,929
				Net Appreciation	$318,929
See Notes to Financial Statements.

Semi-Annual Report - October 29, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of October 29, 2021 (Unaudited)
At October 29, 2021, the Fund held the following over-the-counter (OTC) forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
CIT	USD	2,778	GBP	2,065	November 09, 2021	$(48)
CIT	USD	14,437	GBP	10,715	November 12, 2021	(226)
CIT	USD	6,441	JPY	717,230	November 19, 2021	148
CIT	USD	26,605	JPY	2,962,292	November 26, 2021	612
CIT	USD	126,049	JPY	14,034,036	December 03, 2021	2,888
CIT	USD	43,734	JPY	4,869,045	December 10, 2021	998
CIT	USD	9,175	NOK	76,997	November 05, 2021	62
CIT	USD	2,844	SEK	24,446	November 02, 2021	(3)
CIT	USD	12,176	SEK	104,460	November 04, 2021	12
MEL	USD	13,086	EUR	11,245	November 02, 2021	85
MEL	USD	2,220	GBP	1,628	November 01, 2021	(8)
MEL	USD	3,649	GBP	2,676	November 26, 2021	(13)
MEL	USD	4,764	GBP	3,457	November 30, 2021	33
MEL	USD	3,549	HKD	27,600	December 06, 2021	1
MEL	USD	2,698	JPY	300,305	December 17, 2021	62
MEL	USD	7,691	JPY	855,950	December 24, 2021	176
					Net Appreciation	$4,779
Counterparty Abbreviations:
CIT	Citigroup Global Markets
MEL	Mellon Capital
Currency Abbreviations
EUR	Euro Dollar
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
NOK	Norwegian Krone
SEK	Swedish Krona
USD	U.S. Dollar
See Notes to Financial Statements.

Semi-Annual Report - October 29, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of October 29, 2021 (Unaudited)
Summary of Investments by Country as of October 29, 2021.
Country	Fair Value	Percentage of Fund Investments
Japan	$ 77,849,399	19.55%
United Kingdom	51,595,567	12.96
Germany	36,808,206	9.24
France	36,187,599	9.09
Switzerland	34,986,124	8.78
Netherlands	25,562,972	6.42
Australia	24,794,902	6.23
United States	16,450,192	4.13
Denmark	14,718,871	3.70
Sweden	12,269,462	3.08
Spain	11,935,312	3.00
Hong Kong	9,876,145	2.48
Italy	9,501,108	2.38
Ireland	6,132,552	1.54
Belgium	4,747,635	1.19
Finland	4,270,163	1.07
Singapore	4,209,122	1.06
Norway	4,057,361	1.02
Israel	3,602,299	0.90
Austria	2,291,148	0.57
Jordan	1,776,436	0.45
Canada	1,466,730	0.37
Argentina	1,421,779	0.36
New Zealand	623,526	0.16
Luxembourg	568,036	0.14
Portugal	291,021	0.07
Chile	83,200	0.02
Macau	73,833	0.02
Russia	42,117	0.01
Poland	28,641	0.01
United Arab Emirates	21	0.00
Total	$398,221,479	100.00%
See Notes to Financial Statements.

Semi-Annual Report - October 29, 2021

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of October 29, 2021 (Unaudited)
Great-West Core Strategies: International Equity Fund
ASSETS:
Investments in securities, fair value (including $31,791 of securities on loan)(a)	$398,185,987
Repurchase agreements, fair value(b)	35,492
Cash	5,616,984
Cash denominated in foreign currencies, fair value(c)	1,054,358
Cash pledged on futures contracts	1,981,961
Dividends receivable	1,167,701
Subscriptions receivable	1,340,244
Receivable for investments sold	304,389
Variation margin on futures contracts	107,030
Unrealized appreciation on forward foreign currency contracts	5,077
Total Assets	409,799,223
LIABILITIES:
Payable for director fees	6,379
Payable for investments purchased	1,059,356
Payable for other accrued fees	63,458
Payable for shareholder services fees	105,371
Payable to investment adviser	165,157
Payable upon return of securities loaned	35,492
Redemptions payable	307,265
Unrealized depreciation on forward foreign currency contracts	298
Total Liabilities	1,742,776
NET ASSETS	$408,056,447
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$3,562,109
Paid-in capital in excess of par	388,961,005
Undistributed/accumulated earnings	15,533,333
NET ASSETS	$408,056,447
NET ASSETS BY CLASS
Investor Class	$401,201,455
Institutional Class	$6,854,992
CAPITAL STOCK:
Authorized
Investor Class	199,000,000
Institutional Class	25,000,000
Issued and Outstanding
Investor Class	34,994,463
Institutional Class	626,628
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$11.46
Institutional Class	$10.94
(a) Cost of investments	$395,787,530
(b) Cost of repurchase agreements	$35,492
(c) Cost of cash denominated in foreign currencies	$1,044,078
See Notes to Financial Statements.

Semi-Annual Report - October 29, 2021

GREAT-WEST FUNDS, INC.
Statement of Operations
For the period ended October 29, 2021 (Unaudited)
Great-West Core Strategies: International Equity Fund
INVESTMENT INCOME:
Dividends	$2,427,405
Foreign withholding tax	(177,553)
Total Income	2,249,852
EXPENSES:
Management fees	502,343
Shareholder services fees – Investor Class	322,426
Audit and tax fees	36,861
Custodian fees	85,620
Director's fees	10,406
Legal fees	4,460
Pricing fees	12,751
Registration fees	32,192
Shareholder report fees	5,883
Transfer agent fees	3,599
Other fees	970
Total Expenses	1,017,511
Less amount waived by investment adviser	85,401
Net Expenses	932,110
NET INVESTMENT INCOME	1,317,742
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on investments and foreign currency transactions	(438,263)
Net realized gain on futures contracts	2,762,181
Net Realized Gain	2,323,918
Net change in unrealized depreciation on investments and foreign currency translations	(636,216)
Net change in unrealized depreciation on futures contracts	(916,911)
Net change in unrealized appreciation on forward foreign currency contracts	5,806
Net Change in Unrealized Depreciation	(1,547,321)
Net Realized and Unrealized Gain	776,597
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,094,339
See Notes to Financial Statements.

Semi-Annual Report - October 29, 2021

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended October 29, 2021 and fiscal year ended April 30, 2021
Great-West Core Strategies: International Equity Fund	2021 (Unaudited)	2021
OPERATIONS:
Net investment income	$1,317,742	$625,966
Net realized gain	2,323,918	11,823,387
Net change in unrealized appreciation (depreciation)	(1,547,321)	14,959,429
Net Increase in Net Assets Resulting from Operations	2,094,339	27,408,782
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class(a)	-	(1,833,086)
Institutional Class	-	(274,625)
From Net Investment Income and Net Realized Gains	0	(2,107,711)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class(a)	314,738,994	192,561,773
Class L(b)	-	15,564,054
Institutional Class	3,368,207	2,098,558
Shares issued in reinvestment of distributions
Investor Class(a)	-	1,833,086
Institutional Class	-	274,625
Shares redeemed
Investor Class(a)	(14,078,547)	(106,606,089)
Class L(b)	-	(120,992,510)
Institutional Class	(615,391)	(450,091)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	303,413,263	(15,716,594)
Total Increase in Net Assets	305,507,602	9,584,477
NET ASSETS:
Beginning of Period	102,548,845	92,964,368
End of Period	$408,056,447	$102,548,845
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class(a)	27,415,745	18,752,189
Class L(b)	-	1,758,794
Institutional Class	307,924	206,917
Shares issued in reinvestment of distributions
Investor Class(a)	-	175,583
Institutional Class	-	27,656
Shares redeemed
Investor Class(a)	(1,229,505)	(10,119,549)
Class L(b)	-	(12,914,700)
Institutional Class	(56,067)	(45,425)
Net Increase (Decrease)	26,438,097	(2,158,535)
(a)	Investor Class inception date was September 3, 2020.
(b)	Class L ceased operations on October 2, 2020.
See Notes to Financial Statements.

Semi-Annual Report - October 29, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From return of capital	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return(b)
Investor Class
10/29/2021(Unaudited)	$11.19	0.08	0.19	0.27	—	—	—	—	$11.46	2.41% (c)
4/30/2021 (d)	$10.00	0.24	2.06	2.30	—	(0.33)	(0.78)	(1.11)	$11.19	23.84% (c)
Institutional Class
10/29/2021(Unaudited)	$10.66	0.09	0.19	0.28	—	—	—	—	$10.94	2.63% (c)
4/30/2021	$ 8.25	0.11	3.47	3.58	—	(0.39)	(0.78)	(1.17)	$10.66	44.45%
4/30/2020	$ 9.85	0.28	(1.47)	(1.19)	0.00 (e)	(0.41)	—	(0.41)	$ 8.25	(12.88%)
4/30/2019 (f)	$10.00	0.11	(0.19)	(0.08)	—	(0.07)	—	(0.07)	$ 9.85	(0.83%) (c)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(g)
Investor Class
10/29/2021(Unaudited)	$401,201	1.07% (h)	1.00% (h)	1.38% (h)	5% (c)
04/30/2021 (d)	$ 98,555	1.41% (h)	1.00% (h)	3.42% (h)	94%
Institutional Class
10/29/2021(Unaudited)	$ 6,855	1.34% (h)	0.65% (h)	1.68% (h)	5% (c)
04/30/2021	$ 3,994	2.10%	0.65%	1.06%	94%
04/30/2020	$ 1,531	1.37%	0.65%	2.91%	26%
04/30/2019 (f)	$ 11,640	2.07% (h)	0.65% (h)	1.39% (h)	29% (c)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(c)	Not annualized for periods less than one full year.
(d)	Investor Class inception date was September 3, 2020.
(e)	Amount was less than $0.01 per share.
(f)	Institutional Class inception date was June 25, 2018.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - October 29, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Notes to Financial Statements (Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of forty-six funds. Interests in the Great-West Core Strategies: International Equity Fund (the Fund) are included herein. The investment objective of the Fund is to seek long-term growth of capital. The Fund is diversified as defined in the 1940 Act. The Fund shares are available through certain broker-dealers, custodians or trustees of individual retirement accounts, or other financial intermediaries who have entered into agreements with the Fund’s distributor to make the shares available.
The Fund offers two share classes, referred to as Investor Class and Institutional Class shares. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. Expenses incurred by Great-West Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods.
The outbreak of the novel strain of coronavirus, specifically identified as "COVID-19", has affected the worldwide economy, the financial health of individual companies and the market in general. Global equity markets have experienced significant volatility and weakness. Governments and central banks have reacted with significant monetary and fiscal interventions designed to stabilize economic conditions. The duration and impact of the COVID-19 outbreak is unknown at this time, as is the efficacy of the government and central bank interventions. It is not possible to reliably estimate the length and severity of these developments and the impact on the financial results and condition of the Fund in future periods.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of U.S. GAAP. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Semi-Annual Report - October 29, 2021

For private equity securities that are not traded on an exchange, an appropriate source, which may include the use of an internally developed or approved valuation model, a different external pricing vendor, or sourcing a price from a broker will be used. Valuation of these securities will be reviewed regularly by the Fair Value Pricing Committee.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Exchange Traded Funds	Exchange traded close price.
Rights	Exchange traded close price, bids and evaluated bids.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.
Forward Foreign Currency Contracts	Foreign currency spot and forward rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.

Semi-Annual Report - October 29, 2021

As of October 29, 2021, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector, industry or geography classifications, as applicable, are included in the Schedule of Investments.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$ 16,869,861	$ 360,642,296	$ —	$ 377,512,157
Preferred Stock	600,632	3,657,422	—	4,258,054
Exchange Traded Funds	2,414,700	—	—	2,414,700
Rights	1,076	—	—	1,076
Short Term Investments	—	14,035,492	—	14,035,492
Total investments, at fair value:	19,886,269	378,335,210	0	398,221,479
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	5,077	—	5,077
Futures Contracts(a)	318,929	—	—	318,929
Total Assets	$ 20,205,198	$ 378,340,287	$ 0	$ 398,545,485
Liabilities
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	(298)	—	(298)
Total Liabilities	$ 0	$ (298)	$ 0	$ (298)
(a)	Forward Foreign Currency Contracts and Futures Contracts are reported at the security's unrealized appreciation (depreciation), which represents the change in the contract's value from trade date.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Foreign Currency Translations and Transactions
The accounting records of the Fund are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.
The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Fund and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates. These gains and losses are included in net realized gain or loss and change in net unrealized appreciation or depreciation on the Statement of Operations.

Semi-Annual Report - October 29, 2021

Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.
Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Fund, if any, are declared and paid twice annually. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments, adjustments for passive foreign investment corporations and foreign currency reclassifications.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of October 29, 2021 were as follows:
Federal tax cost of investments	$396,053,054
Gross unrealized appreciation on investments	17,592,957
Gross unrealized depreciation on investments	(15,100,824)
Net unrealized appreciation on investments	$2,492,133
2.  DERIVATIVE FINANCIAL INSTRUMENTS
The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.
In pursuit of the Fund's investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risks:
Equity Risk - The risk that relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Foreign Exchange Risk - The risk that adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause the Fund to lose money on investments denominated in foreign currencies.
The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Semi-Annual Report - October 29, 2021

Futures Contracts
The Fund uses futures contracts to equitize cash. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations.
Futures contracts are reported in a table following the Schedule of Investments. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. This is recorded as variation margin on futures contracts on the Statement of Assets and Liabilities. When the Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed, and is reflected in net realized gain or loss on the Statement of Operations. The Fund held an average of 261 futures contracts for the reporting period.
Forward Foreign Currency Contracts
The Fund enters into OTC forward foreign currency contracts (forward contracts) primarily to capture potential returns from changes in currency exchange rates or to reduce the risk of undesired currency exposure. A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate.
Forward contracts are reported in a table following the Schedule of Investments. The unrealized appreciation or depreciation is reported on the Statement of Assets and Liabilities and on the Statement of Operations within the net change in unrealized appreciation or depreciation. Upon the closing of such contract the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars is recorded as net realized gain or loss on the Statement of Operations. The Fund held an average of $183,951 foreign currency forward contracts in USD for the reporting period.
Derivative Financial Instruments Categorized by Risk Exposure
Valuation of derivative investments as of October 29, 2021 is as follows:
	Asset Derivatives		Liability Derivatives
Risk Exposure	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts (futures contracts)	Net unrealized appreciation on futures contracts	$318,929 (a)
Foreign exchange contracts (forwards)	Unrealized appreciation on forward foreign currency contracts	$ 5,077	Unrealized depreciation on forward foreign currency contracts	$(298)
(a)Includes cumulative appreciation of futures contracts as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
The effect of derivative investments for the period ended October 29, 2021 is as follows:
	Realized Gain (Loss)		Change in Unrealized Appreciation (Depreciation)
Risk Exposure	Statement of Operations Location		Statement of Operations Location
Equity contracts (futures contracts)	Net realized gain on futures contracts	$2,762,181	Net change in unrealized depreciation on futures contracts	$(916,911)
Foreign exchange contracts (forwards)			Net change in unrealized appreciation on forward foreign currency contracts	$ 5,806

Semi-Annual Report - October 29, 2021

Concentration of Risk
The Fund may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Fund to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.
3.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (GWCM or the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.53% of the Fund’s average daily net assets up to $1 billion dollars, 0.48% of the Fund’s average daily net assets over $1 billion dollars and 0.43% of the Fund’s average daily net assets over $2 billion dollars. Certain administration and accounting services fees for the Fund are included in the investment advisory agreement.
The Adviser has contractually agreed to waive fees or reimburse expenses that exceed an annual rate of 0.65% of the Fund's average daily net assets attributable to each Class, including management fees and expenses paid directly by the Fund, excluding shareholder service fees, and certain extraordinary expenses (the "Expense Limit"). The agreement's current term ends on August 28, 2022 and automatically renews for one-year unless terminated upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement. The amount waived or reimbursed, if any, is reflected in the Statement of Operations.
The Adviser is permitted upon approval by the Board of Directors to recoup amounts waived or reimbursed by the Fund in future periods, not exceeding three years following the particular waiver/reimbursement, provided the total annual operating expenses of each Class of the Fund plus such recoupment do not exceed the lesser of the Expense Limit that was in place at the time of the waiver/reimbursement or the Expense Limit in place at the time of recoupment. At October 29, 2021, the amounts available for recoupment were as follows:
Expires April 30, 2022	Expires April 30, 2023	Expires April 30, 2024	Expires October 29, 2024	Recoupment of Past Reimbursed Fees by the Adviser
$251,618	$227,366	$241,494	$85,401	$0
The Adviser and Great-West Funds have entered into a sub-advisory agreement with Irish Life Investment Managers Limited (ILIM), an affiliate of the Adviser and GWL&A, Franklin Templeton Institutional, LLC, and LSV Asset Management (the Sub-Advisers). The Adviser is responsible for compensating the Sub-Advisers for their services.
The Adviser is responsible for compensating ILIM, which receives monthly compensation for its services at the annual rate of 0.020% of the net assets subject to an annual $20,000 minimum.
Great-West Funds entered into a shareholder services agreement with Empower Retirement, LLC (Empower), an affiliate of GWCM and subsidiary of GWL&A. Pursuant to the shareholder services agreement, Empower provides various recordkeeping, administrative and shareholder services to shareholders and receives from the Investor Class shares of the Fund a fee equal to 0.35% of the average daily net asset value of the applicable share class.
GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund.
Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all forty-six funds for which they serve as directors was $833,250 for the period January 1 through October 29, 2021.

Semi-Annual Report - October 29, 2021

4.  PURCHASES AND SALES OF INVESTMENTS
For the period ended October 29, 2021, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $344,263,000 and $8,606,593, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.
5.  SECURITIES LOANED
The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The fair value of the loaned securities is determined daily at the close of business of the Fund and necessary collateral adjustments are made between the Fund and its counterparties on the next business day through the delivery or receipt of additional collateral. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of October 29, 2021, the Fund had securities on loan valued at $31,791 and received collateral as reported on the Statement of Assets and Liabilities of $35,492 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral.
Under the securities lending agreement, the collateral pledged is, by definition, the securities loaned against the cash borrowed. At October 29, 2021, the class of securities loaned consisted entirely of common stock. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.
6.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
7.  SUBSEQUENT EVENT
Management has reviewed all events subsequent to October 29, 2021, including the estimates inherent in the process of preparing these financial statements through the date the financial statements were issued. No subsequent events requiring adjustments or disclosures have occurred.

Semi-Annual Report - October 29, 2021

Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form NPORT-EX. Great-West Funds’ Forms NPORT-EX are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the SEC website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the SEC website at http://www.sec.gov.
Funds’ Liquidity Risk Management Program
The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 under the Investment Company Act. The program is designed to assess and manage each Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short and long-term cash flow projections, and its cash holdings and access to other funding sources. The Funds’ Board of Directors approved the designation of the GWCM Liquidity Risk Management Committee as the administrator of the liquidity risk management program. The Liquidity Risk Management Committee includes representatives from the Adviser’s Risk, Trading, Investment Valuation, and Regulatory Compliance departments and is responsible for the program’s administration and oversight and for reporting to the Board on at least an annual basis regarding, among other things, the program’s operation, adequacy and effectiveness. The Liquidity Risk Management Committee reassessed each Fund’s liquidity risk profile, considering additional data gathered through March 31, 2021 and the adequacy and effectiveness of the liquidity risk management program’s operations since March 31, 2020 (the “covered period”) in order to prepare a written report to the Board of Directors for review at its meeting held on June 10, 2021. The report stated that:
(i)	the program performed well during the covered period and meets the needs and profile of the Funds,
(ii)	the Funds benefit from the stability of their shareholder base,
(iii)	the selection of two vendors to supply liquidity measurement products has proven to be extremely helpful,
(iv)	no changes were proposed to the program as of the date of the report, and
(v)	no Fund approached the internal triggers set by the Liquidity Risk Management Committee or the regulatory percentage limitation (15%) on holdings in illiquid investments.
The report also stated that it continues to be appropriate to not set a “highly liquid investment minimum” for any Funds because the Funds primarily hold “highly liquid investments” and reviewed the changes to the program since inception.

ITEM 2.	CODE OF ETHICS.
Not required in filing.
ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not required in filing.
ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not required in filing.
ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6.	INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K.
ITEM 11.	CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.
(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12.	DISCLOSURE OF LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 13.	EXHIBITS.
(a)  (1) Not required in filing.
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(4) Not applicable.
(b)  A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:December 16, 2021
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:December 16, 2021
By:	/s/ Kelly B. New

Kelly B. New
Treasurer
Date:December 16, 2021